Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000186112 | 55087P104 | Lyft, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186112 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186112 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186112 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186112 | 70450Y103 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186112 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186112 | 284902509 | Eldorado Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186112 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186112 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186112 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186112 | Consumer Discretionary22266M104
Holdings [Line Items]
Percent of Total Investments	97.60%
C000186112 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000186112 | Equity OptionCADE P30_20250623_L_GOL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186112 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000186112 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186112 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000186112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000186112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000186112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000186112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000186112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000186112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000186112 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000186112 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000186112 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000186112 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000186112 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
C000186112 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000186112 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000186112 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)
C000211283 | 55087P104 | Lyft, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211283 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211283 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211283 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211283 | 70450Y103 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211283 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211283 | 284902509 | Eldorado Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211283 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211283 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211283 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211283 | Consumer Discretionary22266M104
Holdings [Line Items]
Percent of Total Investments	97.60%
C000211283 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211283 | Equity OptionCADE P30_20250623_L_GOL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211283 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000211283 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211283 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211283 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211283 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211283 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211283 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211283 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211283 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211283 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000211283 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000211283 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000211283 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000211283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000211283 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000211283 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000211283 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000211283 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000211283 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
C000211283 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000211283 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000211283 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)
C000186113 | 55087P104 | Lyft, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186113 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186113 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186113 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186113 | 70450Y103 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186113 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186113 | 284902509 | Eldorado Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186113 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186113 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186113 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186113 | Consumer Discretionary22266M104
Holdings [Line Items]
Percent of Total Investments	97.60%
C000186113 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000186113 | Equity OptionCADE P30_20250623_L_GOL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186113 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000186113 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186113 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000186113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000186113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000186113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000186113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000186113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000186113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000186113 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000186113 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000186113 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000186113 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000186113 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
C000186113 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000186113 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000186113 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)